Digital Assets	9 Months Ended
Sep. 30, 2025
Digital Assets [Abstract]
DIGITAL ASSETS

NOTE 5 – DIGITAL ASSETS

The Company holds certain digital assets that consist of cryptocurrencies and tokens. These assets are not financial instruments, cash equivalents, or securities. The Company maintains custody of its digital assets in secured digital wallets under its sole control and does not engage in staking, lending, or other yield-generating activities.

At the time of initial acquisition in July 2025, the Company exercised a warrant to acquire 50 million DARWIN tokens for a total exercise price of $1,000,000, representing the cost basis of the Company’s digital asset holdings. These DARWIN tokens are the sole holding of digital assets for the Company as of September 30, 2025.

The fair value of the DARWIN tokens as of September 30, 2025, based on their quoted market price of $0.0006436 per token, was $32,182, resulting in a loss from change in fair value of $967,818 for the three and nine months ended September 30, 2025, which has been included as a component of other income (loss) on the accompanying consolidated statements of operations and comprehensive loss.